Geographic information (Long-lived assets by individual countries) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Long-lived assets	$ 37,970,285	$ 37,255,142
Geographic Concentration Risk | Long-Lived Assets
Segment Reporting Information [Line Items]
Percentage of long-lived assets	100.00%	100.00%
China
Segment Reporting Information [Line Items]
Long-lived assets	$ 7,965,456	$ 7,639,347
China | Geographic Concentration Risk | Long-Lived Assets
Segment Reporting Information [Line Items]
Percentage of long-lived assets	21.00%	20.50%
United States
Segment Reporting Information [Line Items]
Long-lived assets	$ 4,395,161	$ 4,381,348
United States | Geographic Concentration Risk | Long-Lived Assets
Segment Reporting Information [Line Items]
Percentage of long-lived assets	11.60%	11.80%
Other Countries
Segment Reporting Information [Line Items]
Long-lived assets	$ 25,609,668	$ 25,234,447
Other Countries | Geographic Concentration Risk | Long-Lived Assets
Segment Reporting Information [Line Items]
Percentage of long-lived assets	67.40%	67.70%